September 11, 2003


VIA EDGAR LINK
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

      Re: The Prudential Discovery Premier Group Variable Contract Account (File No. 333-95637)
            ----------------------------------------------------------------

Dear Commissioners:

      On behalf of Prudential Insurance Company of America and Prudential Discovery Premier Group Variable Contract Account (the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's semi-annual report for the period ending June 30, 2003 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

      In addition to information transmitted herewith, we incorporate by reference the following semi-annual reports with respect to the following specific portfolios: AIM V.I. Government Securities Fund, AIM V.I. International Growth Fund, AIM V.I. Premier Equity Fund, AllianceBernstein Growth and Income Portfolio, AllianceBernstein Premier Growth Portfolio, AllianceBernstein Quasar Portfolio, American Century VP Income & Growth, Davis Value Portfolio, Dreyfus Socially Responsible Growth Fund, Franklin Small Cap Fund, Templeton Foreign Securities Fund, INVESCO VIF-Dynamics Fund, Janus Mid Cap Growth, Janus Growth and Income Portfolio, Janus Worldwide Growth Portfolio, MFS Bond Series, MFS Emerging Growth Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Total Return Series, Credit Suisse Emerging Markets Portfolio, The Prudential Series Fund, Inc.: Conservative Balanced, Diversified Bond, Equity, Flexible Managed, Global, Government Income, High Yield Bond, Money Market, Jennison, Small Capitalization Stock, Stock Index, Prudential Value and Jennison 20/20 Focus Portfolios.

1.    Filer/Entity:     AIM Variable Insurance Funds
      Registration No.: 811-07452
      CIK No.:          0000896435
      Accession No.:    0000950129-03-004414
      Date of Filing:   08/26/2003

2.    Filer/Entity:     AllianceBernstein Variable Products Series - Growth and
                        Income
      Registration No.: 811-05398
      CIK No.           0000825316
      Accession No.:    0000936772-03-000326
      Date of Filing:   08/29/2003

3.    Filer/Entity:     AllianceBernstein Variable Products Series Fund, Inc. -
                        Premier Growth
      Registration No.: 811-05398
      CIK No.           0000825316
      Accession No.:    0000936772-03-000335
      Date of Filing:   08/29/2003

4.    Filer/Entity:     AllianceBernstein Variable Products Series Fund, Inc. -
                        Quasar
      Registration No.: 811-05398
      CIK No.           0000825316
      Accession No.     0000936772-03-000334
      Date of Filing:   08/29/2003

5.    Filer/Entity:     American Century Variable Portfolios
      Registration No.: 811-05188
      CIK No.           0000814680
      Accession No.:    0000814680-03-0000008
      Date of Filing:   08/19/2003

6.    Filer/Entity      Credit Suisse Trust - Emerging Markets Portfolio
      Registration      No.: 811-07261
      CIK No.           000941568
      Accession No.:    0001047469-03-029468
      Date of Filing:   09/02/2003

7.    Filer/Entity:     Davis Variable Account Fund, Inc.
      Registration No.: 811-09293
      CIK No.           0001084060
      Accession No.:    0001084060-03-000008
      Date of Filing:   08/26/2003

8.    Filer/Entity:     The Dreyfus Socially Responsible Growth Fund, Inc.
      Registration No.: 811-07044
      CIK No.:          0000890064
      Accession No.:    0000890064-03-000007
      Date of Filing:   08/20/2003

9.    Filer/Entity:     Franklin Templeton Variable Insurance Products Trust
      Registration No.: 811-05583
      CIK No.:          0000837274
      Accession No.:    0001193125-03-043954
      Date of Filing:   08/29/2003

10.   Filer/Entity:     INVESCO Variable Investment Funds, Inc.
      Registration No.: 811-08038
      CIK No.           0000912744
      Accession No.:    0000912744-03-000002
      Date of Filing:   09/05/2003

11.   Filer/ Entity:    Janus Aspen Series
      Registration No.: 811-07736
      CIK No.           0000906185
      Accession No.:    0000906185-03-000009
      Date of Filing:   08/22/2003

12.   Filer/Entity      MFS Variable Insurance Trust
      Registration No.: 811-08326
      CIK No.           0000918571
      Accession No.:    0000950156-03-000299
      Date of Filing:   08/25/2003

13.   Filer/Entity      The Prudential Series Fund, Inc.
      Registration No.: 811-03623
      CIK No.           0000711175
      Accession No.:    0001193125-03-047174
      Date of Filing:   09/09/2003

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                       Sincerely,


                                       /s/C. Christopher Sprague
                                       -------------------------
                                       C. Christopher Sprague
                                       Vice President and Corporate Counsel